Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Employee benefit cost	₩ 5,628,058	₩ 4,556,832	₩ 4,495,885
Depreciation	2,827,518	2,723,610	2,637,463
Depreciation of right-of-use assets	410,925	402,737	396,214
Amortization of intangible assets	639,268	683,784	622,202
Commissions	1,403,381	1,264,729	1,295,434
Interconnection charges	410,872	436,598	479,500
International interconnection fee	138,807	140,433	186,253
Purchase of inventories	3,526,723	3,595,345	3,656,040
Changes of inventories	(27,947)	(203,071)	(195,046)
Sales commission	2,258,121	2,353,318	2,353,909
Service cost	2,141,856	2,229,709	2,334,386
Utilities	555,856	544,675	368,348
Taxes and dues	265,305	250,651	276,962
Rent	147,607	167,576	160,848
Insurance premium	68,443	66,737	68,245
Installation fee	164,969	174,238	150,140
Advertising expenses	169,189	153,750	195,519
Allowance for bad debts	151,486	150,549	115,358
Card service cost	3,009,170	3,189,376	3,127,673
Loss on disposal of property and equipment	90,373	72,710	81,415
Loss on disposal of intangible assets	9,713	5,328	7,015
Loss on disposal of right-of-use assets	2,578	2,115	2,348
Loss on disposal of investments in associates	17	0	295
Losses On Disposals Of Investments1	7,998	0	0
Impairment loss on property and equipment	7,183	7,871	16,094
Impairment loss on intangible assets	239,312	236,206	30,965
Donations	9,499	24,664	15,642
Other allowance for bad debts	26,475	34,112	17,551
Others	1,801,660	1,902,214	1,369,391
Total	₩ 26,084,415	₩ 25,166,796	₩ 24,266,049